Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
(a)	Capital commitments

The Group’s capital expenditure contracted for as of December 31, but not provided in the consolidated financial statements were as follows:

	2017	2016
	Million	Million

Land and buildings	10,950	8,788
Telecommunications equipment	32,112	26,147

	43,062	34,935

(b)	Operating lease commitments

The total future minimum lease payments under non-cancellable operating leases as of December 31 are as follows:

	Land and buildings	Leased lines and network assets	Others	Total
	Million	Million	Million	Million

As of December 31, 2017
Within one year	10,344	46,730	1,023	58,097
After one year but within five years	20,372	112,465	961	133,798
After five years	4,831	1,183	58	6,072

	35,547	160,378	2,042	197,967

As of December 31, 2016
Within one year	9,222	40,078	1,184	50,484
After one year but within five years	18,182	119,628	812	138,622
After five years	4,810	860	45	5,715

	32,214	160,566	2,041	194,821

The Group leases certain land and buildings, leased lines and network assets, motor vehicles, computer and other office equipment under operating leases.

(c)	Investment commitments

The Group has an investment commitment to a joint venture (see note 19).